LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details) R$ in Thousands, $ in Thousands			6 Months Ended
	Mar. 08, 2021 USD ($)	Feb. 09, 2021 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Mar. 08, 2021 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Transaction costs			R$ 3,767	R$ 2,213
Early settlement of financing with BNDES | BNDES
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 1,454,025
Transaction costs		24,097
Premium payments		R$ 32,933
Early settlement of financing with BNDES | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Interest rate basis		SELIC + 3% p.a.
Basis spread (as a percent)		3.00%
Early settlement of financing with BNDES | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis		TJLP + 2%
Basis spread (as a percent)		2.00%
Partial settlement of Export Prepayment Agreements | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Principle amount	$ 1,666,848				R$ 9,558,205
Partial settlement of Export Prepayment Agreements | Export Prepayment Agreements ("EPP") | LIBOR | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Interest rate basis	1.15% p.a. plus quarterly LIBOR
Basis spread (as a percent)	1.15%				1.15%